Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	¥ 1,933,836	¥ 2,516,810	¥ 2,374,934	[1]
Non-current assets	1,979,974	2,240,696
Mainland China [member]
Disclosure of geographical areas [Line Items]
Revenue	1,212,821	1,476,693	1,538,315
Non-current assets	1,789,349	2,027,428
Other countries [member]
Disclosure of geographical areas [Line Items]
Revenue	721,015	1,040,117	¥ 836,619
Non-current assets	¥ 190,625	¥ 213,268

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).